March 26, 2025

Via EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
Symetra Trek Frontier (File No: 333-278422)

Commissioners:

This submission is being made solely for the purpose of obtaining a class (i.e., contract) identifier for Symetra Trek® Frontier, individual single premium deferred index-linked annuity contracts issued by Symetra Life Insurance Company, currently registered on Form S-1 (File No. 333-278422), in contemplation of a future post-effective amendment on Form N-4 to be filed under Rule 485(b) in reliance on template relief granted by the Commission staff pursuant to Rule 485(b)(1)(vii).

Please direct your reply or any questions to me at 515-471-3381 or at david.dimitri@symetra.com.

Sincerely,

/s/ David Dimitri

David Dimitri
Senior Counsel
Symetra Life Insurance Company